Post Employment Benefits - Summary of Information on Timing of Benefit Payments and Average Duration of Defined Benefit Obligations and Distribution of Timing of Benefit Payments (Detail)
£ in Millions
	12 Months Ended
	Jun. 30, 2018 GBP (£) yr	Jun. 30, 2017 GBP (£) yr
United Kingdom [member]
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	£ 9,815	£ 10,938
Average duration of the defined benefit obligation | yr	19	19
United Kingdom [member] | Due within one year [member]
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	£ 575	£ 347
United Kingdom [member] | Between 1 to 5 years [member]
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	1,144	1,079
United Kingdom [member] | Between 6 to 15 years [member]
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	2,575	2,800
United Kingdom [member] | Between 16 to 25 years [member]
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	2,196	2,511
United Kingdom [member] | Beyond 25 years [member]
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	3,325	4,201
Ireland [member]
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	£ 3,183	£ 3,063
Average duration of the defined benefit obligation | yr	19	19
Ireland [member] | Due within one year [member]
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	£ 75	£ 76
Ireland [member] | Between 1 to 5 years [member]
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	370	374
Ireland [member] | Between 6 to 15 years [member]
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	751	742
Ireland [member] | Between 16 to 25 years [member]
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	727	701
Ireland [member] | Beyond 25 years [member]
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	1,260	1,170
United States [member]
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	£ 1,065	£ 1,098
Average duration of the defined benefit obligation | yr	10	10
United States [member] | Due within one year [member]
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	£ 49	£ 57
United States [member] | Between 1 to 5 years [member]
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	187	243
United States [member] | Between 6 to 15 years [member]
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	380	366
United States [member] | Between 16 to 25 years [member]
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	242	234
United States [member] | Beyond 25 years [member]
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	£ 207	£ 198